Cover	Oct. 25, 2022
Cover [Abstract]
Entity Registrant Name	ONFOLIO HOLDINGS INC.
Entity Central Index Key	0001825452
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 25, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	37-1978697
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security Exchange Name	NASDAQ
Entity File Number	001-41466
Entity Address Address Line 1	1007 North Orange Street, 4th Floor
Entity Address City Or Town	Wilmington
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19801
City Area Code	682
Local Phone Number	990-6920
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ONFO